Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.5%
Communication Services - 5.8%
2,435,195	Angi, Inc.*	31,657,535
503,338	Cogent Communications Holdings, Inc.	34,609,521
7,047,713	Zynga, Inc.*	71,957,150
		138,224,206
Consumer Discretionary - 13.0%
315,061	Bright Horizons Family Solutions, Inc.*	54,017,208
292,485	Chegg, Inc.*	25,054,265
216,169	Choice Hotels International, Inc.	23,192,772
67,713	Churchill Downs, Inc.	15,399,290
1,163,272	Clarus Corp.	19,833,788
1,026,720	MakeMyTrip, Ltd.*	32,423,818
842,178	National Vision Holdings, Inc.*	36,912,662
467,658	Progyny, Inc.*	20,815,457
540,261	Terminix Global Holdings, Inc.*	25,754,242
182,642	TopBuild Corp.*	38,250,714
514,500	Vroom, Inc.*	20,060,355
		311,714,571
Consumer Staples - 5.3%
231,998	Casey's General Stores, Inc.	50,155,648
1,279,730	Hain Celestial Group, Inc.*	55,796,228
703,760	Simply Good Foods Co.*	21,408,379
		127,360,255
Energy - 0.5%
426,251	Cactus, Inc.	13,051,806
Financials - 2.9%
168,464	Ares Management Corp.	9,439,038
116,828	Hamilton Lane, Inc.	10,346,287
664,584	Prosperity Bancshares, Inc.	49,770,696
		69,556,021
Health Care - 22.2%
627,719	Abcam PLC ADR*	12,064,759
142,097	Acceleron Pharma, Inc.*	19,269,774
541,271	Alignment Healthcare, Inc.*	11,870,073
93,887	Ascendis Pharma A/S ADR*	12,100,157
312,018	Biohaven Pharmaceutical Holding Co., Ltd.*	21,326,430
253,605	Blueprint Medicines Corp.*	24,658,014
449,064	Bruker Corp.	28,865,834
472,427	Catalent, Inc.*	49,751,287
272,444	Charles River Laboratories International, Inc.*	78,962,445
331,347	Encompass Health Corp.	27,137,319
526,645	Establishment Labs Holdings, Inc.*	32,931,112
273,025	FibroGen, Inc.*	9,476,698
460,179	HealthEquity, Inc.*	31,292,172
158,669	Inari Medical, Inc.*	16,977,583
250,891	Iovance Biotherapeutics, Inc.*	7,943,209
1,069,387	NeoGenomics, Inc.*	51,576,535
248,172	Neurocrine Biosciences, Inc.*	24,134,727
119,591	Nevro Corp.*	16,682,944
447,978	Oak Street Health, Inc.*	24,311,766
124,909	Olink Holding AB ADR*	4,496,724
406,560	OrthoPediatrics Corp.*	19,819,800
283,291	SI-BONE, Inc.*	9,011,487
		534,660,849
Industrials - 14.3%
670,391	AZEK Co., Inc.*	28,189,942
91,607	ESCO Technologies, Inc.	9,975,086
275,738	FTI Consulting, Inc.*	38,633,651
1,125,886	IAA, Inc.*	62,081,354
90,268	IDEX Corp.	18,894,898
206,936	John Bean Technologies Corp.	27,592,846
417,137	Knight-Swift Transportation Holdings, Inc.	20,060,118
168,408	MSA Safety, Inc.	25,264,568
211,810	SiteOne Landscape Supply, Inc.*	36,164,439
58,253	Valmont Industries, Inc.	13,844,991
464,827	Waste Connections, Inc.	50,192,019
117,928	Woodward, Inc.	14,225,655
		345,119,567
Information Technology - 28.1%
405,015	Accolade, Inc.*	18,375,531
87,580	Aspen Technology, Inc.*	12,640,421
264,412	BlackLine, Inc.*	28,662,261
271,012	CMC Materials, Inc.	47,912,211
521,123	Dynatrace, Inc.*	25,138,974
310,027	Entegris, Inc.	34,661,019
343,082	Envestnet, Inc.*	24,780,813
1,656,202	EVO Payments, Inc.*	45,578,679
1,716,780	Genpact, Ltd.	73,512,520
2,196,630	Infinera Corp.*	21,153,547
809,020	Lattice Semiconductor Corp.*	36,422,080
102,579	Littelfuse, Inc.	27,125,991
351,203	ManTech International Corp.	30,537,101
171,982	MAXIMUS, Inc.	15,313,277
656,787	Mimecast, Ltd.*	26,409,405
544,683	Nuance Communications, Inc.*	23,769,966
211,858	ON24, Inc.*	10,277,232
519,872	Phreesia, Inc.*	27,085,331
504,184	PROS Holdings, Inc.*	21,427,820
433,134	Sumo Logic, Inc.*	8,168,907
116,624	WEX, Inc.*	24,400,073
765,896	Workiva, Inc.*	67,597,981
1,704,415	Zuora, Inc.*	25,225,342
		676,176,482
Materials - 1.4%
140,088	Quaker Chemical Corp.	34,149,252
Total Common Stocks (Cost $1,435,470,449)		2,250,013,009

Private Placements - 0.1%
19,200	Greenspring Global Partners IV-B, L.P.*^†	1,340,975
91,769	Greenspring Global Partners V-B, L.P.*~†	116,550
Total Private Placements (Cost $–)		1,457,525

Real Estate Investment Trusts - 1.5%
262,106	EastGroup Properties, Inc.	37,554,548
Total Real Estate Investment Trusts (Cost $29,292,640)		37,554,548

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
108,444,206	First American Government Obligations Fund - Class Z, 0.03%#	108,444,206
Total Short-Term Investments (Cost $108,444,206)		108,444,206
Total Investments - 99.6% (Cost $1,573,207,295)		2,397,469,288
Other Assets in Excess of Liabilities - 0.4%		9,001,328
NET ASSETS - 100.0%		$2,406,470,616

* Non-Income Producing
ADR - American Depositary Receipt
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities.  The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.